Separate Account Balances - Separate Account Asset (Details) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Separate Account Assets
Total separate account assets per consolidated statements of financial position	$ 137,061.8	$ 131,641.7	$ 120,279.6
Fixed maturities
Separate Account Assets
Total separate account assets per consolidated statements of financial position	19,565.3	19,338.3	18,582.3
Fixed maturities | U.S. government and agencies
Separate Account Assets
Total separate account assets per consolidated statements of financial position	7,121.7	6,948.6	7,065.0
Fixed maturities | Non-U.S. governments
Separate Account Assets
Total separate account assets per consolidated statements of financial position	1,424.4	1,258.6	1,338.4
Fixed maturities | States and political subdivisions
Separate Account Assets
Total separate account assets per consolidated statements of financial position	185.5	205.1	211.7
Fixed maturities | Corporate debt securities
Separate Account Assets
Total separate account assets per consolidated statements of financial position	6,297.6	6,102.9	5,689.8
Fixed maturities | Residential mortgage-backed pass-through securities
Separate Account Assets
Total separate account assets per consolidated statements of financial position	3,693.0	4,096.2	3,853.2
Fixed maturities | Commercial mortgage-backed securities
Separate Account Assets
Total separate account assets per consolidated statements of financial position	235.0	221.1	206.2
Fixed maturities | Other debt obligations
Separate Account Assets
Total separate account assets per consolidated statements of financial position	608.1	505.8	218.0
Equity securities
Separate Account Assets
Total separate account assets per consolidated statements of financial position	103,511.9	98,884.9	87,052.5
Real estate
Separate Account Assets
Total separate account assets per consolidated statements of financial position	439.0	494.6	610.6
Other investments
Separate Account Assets
Total separate account assets per consolidated statements of financial position	8,643.6	8,997.9	9,761.9
Cash and cash equivalents
Separate Account Assets
Total separate account assets per consolidated statements of financial position	3,746.1	3,162.3	3,233.1
Other assets
Separate Account Assets
Total separate account assets per consolidated statements of financial position	$ 1,155.9	$ 763.7	$ 1,039.2